Corporate Information (Details) - item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Corporate Information
Number of countries in which the group distributes content	70
Number of pay tv channels	25
Proportion of warrants exercisable for common stock	36.00%	36.00%